Schedule of principal subsidiaries (Details)	12 Months Ended
Dec. 31, 2025
Seamless Group Inc [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation	Cayman Islands
Principal activities	Investment holding
Seamless Group Inc [Member] | Directly [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of ownership	100.00%
Dynamic Investment Holdings Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation	Cayman Islands
Principal activities	Investment holding
Dynamic Investment Holdings Limited [Member] | Indirectly [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of ownership	100.00%
Bagus Fintech Pte. Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation	Singapore
Principal activities	Providing business center services
Bagus Fintech Pte. Ltd [Member] | Indirectly [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of ownership	100.00%
CURRENC Capital Inc [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation	Cayman Islands
Principal activities	Investment holding
CURRENC Capital Inc [Member] | Directly [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of ownership	100.00%
CURRENCUS INC [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation	United States
Principal activities	Investment holding
CURRENCUS INC [Member] | Directly [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of ownership	100.00%
CURRENC Power Inc [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation	Cayman Islands
Principal activities	Investment holding
CURRENC Power Inc [Member] | Directly [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of ownership	100.00%
Seamless AI Inc.[Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation	BVI
Principal activities	Investment holding
Seamless AI Inc.[Member] | Indirectly [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of ownership	51.00%
Seamless Lab Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation	Hong Kong
Principal activities	Development of AI call center and system integration
Seamless Lab Limited [Member] | Indirectly [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of ownership	51.00%
CURRAR CGP Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation	Hong Kong
Principal activities	Acting as General Partner of Limited Partnership Fung
CURRAR CGP Limited [Member] | Indirectly [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of ownership	100.00%
CURRAR CAI Fund 1 LPF [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation	Hong Kong
Principal activities	Limited Partnership Fund
CURRAR CAI Fund 1 LPF [Member] | Indirectly [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of ownership	100.00%
Tranglo Sdn. Bhd.[Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation	Malaysia
Principal activities	Provision of international airtime reload, international money transfer services, its related implementation, technical and maintenance services
Tranglo Sdn. Bhd.[Member] | Indirectly [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of ownership	60.00%
PT Tranglo Indonesia [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation	Indonesia
Principal activities	Operating money remittance business
PT Tranglo Indonesia [Member] | Indirectly [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of ownership	60.00%
PT Tranglo Solusindo [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation	Indonesia
Principal activities	Providing and sourcing airtime and other related services
PT Tranglo Solusindo [Member] | Indirectly [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of ownership	60.00%
Tranglo MEA Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation	Hong Kong
Principal activities	Providing and sourcing airtime and other related services
Tranglo MEA Limited [Member] | Indirectly [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of ownership	60.00%
Tranglo Europe Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation	United Kingdom
Principal activities	Operating money remittance business
Tranglo Europe Ltd [Member] | Indirectly [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of ownership	60.00%
Tranglo Pte. Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation	Singapore
Principal activities	Operating money remittance business
Tranglo Pte. Ltd [Member] | Indirectly [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of ownership	60.00%
Treatsup Sdn Bhd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation	Malaysia
Principal activities	Research, development and commercialisation of Treatsup application and provision of implementation, technical services and maintenance related to the application
Treatsup Sdn Bhd [Member] | Indirectly [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of ownership	60.00%
Dynamic Indonesia Holdings Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation	Cayman Islands
Principal activities	Investment holding
Dynamic Indonesia Holdings Limited [Member] | Indirectly [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of ownership	100.00%